Nature of Operations - Additional Information (Detail)	12 Months Ended
Jun. 30, 2021
Disclosure Of Reporting Entity Nature Of Operations Information [Abstract]
Principal place of business	The Company’s head office and principal address is Suite 1400, Four Bentall Centre, 1055 Dunsmuir Street, PO Box 49211, Vancouver, British Columbia, Canada, V7X 1K8. The Company’s common shares are listed and posted for trading on the Toronto Stock Exchange (the “TSX”) and the Nasdaq Global Select Market (“Nasdaq”) under the ticker symbol “ABST”.